Leases - Schedule of Carrying Amounts of Right-of-Use Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Carrying Amounts of Right-of-Use Assets [Abstract]
Beginning balance	$ 142,291	$ 296,538
Additions during the year	186,598
Depreciation expense (note 8)	(121,078)	(154,247)	$ (121,020)
Ending balance	$ 207,811	$ 142,291	$ 296,538